Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets, net
Schedule of Prepayments and Other Current Assets, Net

	December 31,
	2023	2024
	RMB	RMB
Input value-added tax to be deducted	241,682	283,401
Interest receivable	198,531	154,392
Prepayments to vendors and content providers	94,980	63,437
Others	21,307	22,660
Less: credit loss provision	(65)	(216)
Total	556,435	523,674